Basis of preparation (Details) - EUR (€) € in Millions	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Basis of preparation
Cash and cash equivalents	€ 7,371	€ 5,790	€ 13,288	€ 13,605